Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		$ 3,154,957	$ 1,368,957
Fair Value Liabilities		2,938,034	1,112,806
Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		203,868	86,562
Fair Value Liabilities		144,069	75,615
Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		2,951,089	1,282,395
Fair Value Liabilities		2,793,965	1,037,191
Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		411,310	294,102
Fair Value Liabilities		420,456	294,144
Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		849,635	447,033
Fair Value Liabilities		764,890	269,784
Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		1,686,122	536,997
Fair Value Liabilities		1,606,296	470,831
Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		3,805	4,217
Fair Value Liabilities		1,758	1,493
Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		217	46
Fair Value Liabilities		565	939
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,029,773	3,205,105
Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		152,011	39,650
Fair Value Liabilities		51,726	33,847
Fair Value Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets			16,461
Fair Value Liabilities			5,814
Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets			7,697
Fair Value Liabilities		1,479	11,038
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,982,310	3,017,527
Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		152,011	15,492
Fair Value Liabilities		50,247	16,995
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 42,979	3,427,756	2,946,484
Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		13,041	19,317
Fair Value Liabilities		26,321	20,768
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,832,572	2,073,971
Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		4,174	4,835
Fair Value Liabilities		17,798	1,283
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		125,747	517,254
Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		6,145	13,363
Fair Value Liabilities		2,703	17,593
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		469,437	355,259
Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		2,722	1,119
Fair Value Liabilities		5,820	1,892
Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		38,816	27,595
Fair Value Liabilities		66,022	21,000
Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		38,816	27,595
Fair Value Liabilities		66,022	21,000
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value		27,353,040	12,105,990
Up to three months [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,679,576	3,744,312
Up to three months [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		23,673,464	8,361,678
Up to three months [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		16,150,708	1,917,666
Up to three months [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		400,434	216,211
Up to three months [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		7,032,223	6,172,340
Up to three months [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		66,195	37,975
Up to three months [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		23,904	17,486
Up to three months [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			644,850
Up to three months [member] | Fair Value Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			32,639
Up to three months [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			610,980
Up to three months [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			1,231
Up to three months [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,459,105	2,188,426
Up to three months [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,426,697	2,188,426
Up to three months [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		32,408
Up to three months [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,220,471	911,036
Up to three months [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,220,471	911,036
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		23,611,250	19,075,602
3 months to 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,371,790	1,323,671
3 months to 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		22,239,460	17,751,931
3 months to 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		7,076,919	704,183
3 months to 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,708,006	2,329,400
3 months to 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,297,091	14,509,409
3 months to 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		101,563	137,507
3 months to 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		55,881	71,432
3 months to 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		29,342	262,452
3 months to 1 year [member] | Fair Value Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			17,421
3 months to 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			192,926
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		29,342	52,105
3 months to 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		896,398	528,606
3 months to 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		849,243
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		47,155	330,033
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			198,573
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		446,050	532,613
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		446,050	532,613
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		75,628,987	71,663,232
More than 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,072,685	2,527,255
More than 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		72,556,302	69,135,977
More than 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,508,978	300,667
More than 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		12,764,763	9,619,530
More than 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		58,281,439	59,186,915
More than 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		748	17,750
More than 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		374	11,115
More than 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,000,431	2,297,803
More than 1 year [member] | Fair Value Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value			102,847
More than 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		47,463
More than 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,952,968	2,194,956
More than 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,072,254	229,452
More than 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		556,633	130,191
More than 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		78,592
More than 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 437,029	$ 99,261